Investments (excluding Consolidated Investment Entities) - Repurchase Agreements and Securities Lending (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Including Securities Pledged [Line Items]
Rate required of collateral as a percent of market value of loans securities	102.00%
Securities received as collateral	$ 451.0	$ 619.5
Payables under securities loan agreement, including collateral held	769.4	1,509.8
Securities pledged as collateral
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fair value of loaned securities	435.4	601.8
Cash collateral, included in Payables
Available-for-sale Securities, Including Securities Pledged [Line Items]
Payables under securities loan agreement, including collateral held	$ 451.0	$ 619.5